Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for doubtful accounts		$ 4,861	$ 3,278
Accrued vacation payable and other		0	66,544
Valuation allowance		(2,426)	(30,218)
Net deferred tax assets, current		2,435	39,604
Non-current:
Net operating loss		5,990,797	5,310,335
Charitable contributions		74,512	54,200
Deemed landlord financing		7,594,440	4,270,694
Interest rate cap		9,512	0
Valuation allowance		(6,822,798)	(4,170,039)
Deferred tax liabilities:
Goodwill		3,394,589	2,797,790
Other identifiable intangibles		246,106	502,300
Property and equipment		5,955,156	3,914,118
Deferred rent		647,637	1,088,376
Net deferred tax liabilities, non-current	4,148,000	3,397,025	2,837,394
Total net deferred tax liabilities		$ 3,394,590	$ 2,797,790